Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 43.6%
iShares Core MSCI Total International Stock ETF	14,248,045	$854,740,219
iShares Developed Real Estate Index Fund, Class K	16,136,770	135,064,762
Large Cap Index Master Portfolio	$1,547,879,733	1,547,879,733
Master Small Cap Index Series	$161,559,566	161,559,566

		2,699,244,280

Fixed-Income Funds — 56.3%
iShares TIPS Bond ETF(b)	4,671,629	484,541,360
iShares U.S. Intermediate Credit Bond Index Fund	59,025,244	561,920,319
iShares U.S. Intermediate Government Bond Index Fund	97,849,075	928,587,721
iShares U.S. Long Credit Bond Index Fund	20,227,515	173,349,806
iShares U.S. Long Government Bond Index Fund	61,965,512	474,036,166
iShares U.S. Securitized Bond Index Fund	97,110,877	870,113,460

		3,492,548,832

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	955,963	$956,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	12,411,382	12,411,382

		13,367,632

Total Investments — 100.1% (Cost: $5,826,133,092)		6,205,160,744

Liabilities in Excess of Other Assets — (0.1)%		(4,243,300)

Net Assets — 100.0%		$6,200,917,444

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$35,909,984	$—		$(34,958,704	)(a)	$5,687	$(717)	$956,250	955,963	$20,359	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,942,609	468,773	(a)	—		—	—	12,411,382	12,411,382	284,372		—
iShares Core MSCI Total International Stock ETF	968,969,832	54,880,300		(209,666,085)		7,759,521	32,796,651	854,740,219	14,248,045	14,450,572		—
iShares Developed Real Estate Index Fund, Class K	127,268,854	21,170,417		(5,068,140)		(611,946)	(7,694,423)	135,064,762	16,136,770	2,081,623		—
iShares TIPS Bond ETF	459,679,554	56,050,573		(18,068,012)		(3,510,742)	(9,610,013)	484,541,360	4,671,629	9,260,232		—
iShares U.S. Intermediate Credit Bond Index Fund	409,141,580	178,099,506		(16,072,873)		(496,863)	(8,751,031)	561,920,319	59,025,244	13,451,846		—
iShares U.S. Intermediate Government Bond Index Fund	885,229,488	118,109,221		(62,507,175)		(2,065,926)	(10,177,887)	928,587,721	97,849,075	16,207,933		—
iShares U.S. Long Credit Bond Index Fund	229,579,317	18,739,604		(66,310,450)		(4,970,663)	(3,688,002)	173,349,806	20,227,515	7,987,414		—
iShares U.S. Long Government Bond Index Fund	410,854,806	128,301,402		(14,481,601)		(2,418,750)	(48,219,691)	474,036,166	61,965,512	11,654,652		—
iShares U.S. Securitized Bond Index Fund	833,833,202	104,280,764		(27,761,199)		(1,789,758)	(38,449,549)	870,113,460	97,110,877	22,433,735		—
Large Cap Index Master Portfolio	1,462,658,023	—		(88,944,350	)(a)(c)	(10,551,816)	184,717,876	1,547,879,733	$1,547,879,733	18,748,310		—
Master Small Cap Index Series	172,036,530	—		(13,570,972	)(a)(c)	507,235	2,586,773	161,559,566	$161,559,566	2,404,614		—

						$(18,144,021)	$93,509,987	$6,205,160,744		$118,985,662		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$989,804,981	$—	$—	$989,804,981
Fixed-Income Funds	3,492,548,832	—	—	3,492,548,832
Money Market Funds	13,367,632	—	—	13,367,632

	$4,495,721,445	$—	$—	4,495,721,445

Investments Valued at NAV(a)				1,709,439,299

				$6,205,160,744

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2